Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total notes and debentures		$ 162,526	$ 122,381
Capitalized leases		1,818	869
Other		0	259
Total long-term debt, including current maturities		164,344	123,509
Current maturities of long-term debt		(38,372)	(9,828)
Total long-term debt		125,972	113,681
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	166,031	124,901
Unamortized (discount) premium - net		(2,968)	(2,201)
Unamortized issuance costs		$ (537)	$ (319)
Notes And Debentures Maturing 2017-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2022	Dec. 31, 2022
Carrying amount of notes and debentures	[1]	$ 20,534	$ 26,396
Notes And Debentures Maturing 2017-2022 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		0.49%	0.49%
Notes And Debentures Maturing 2017-2022 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		2.99%	2.99%
Notes And Debentures Maturing 2017-2049 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2049	Dec. 31, 2049
Carrying amount of notes and debentures	[1]	$ 93,915	$ 66,520
Notes And Debentures Maturing 2017-2049 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		3.00%	3.00%
Notes And Debentures Maturing 2017-2049 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		4.99%	4.99%
Notes And Debentures Maturing 2017-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2095	Dec. 31, 2095
Carrying amount of notes and debentures	[1]	$ 46,343	$ 26,883
Notes And Debentures Maturing 2017-2095 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		5.00%	5.00%
Notes And Debentures Maturing 2017-2095 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		6.99%	6.99%
Notes And Debentures Maturing 2017-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	[2]	Dec. 31, 2017	Dec. 31, 2016
Debt instrument, maturity date range, end	[2]	Dec. 31, 2097	Dec. 31, 2097
Carrying amount of notes and debentures	[1]	$ 4,579	$ 5,050
Notes And Debentures Maturing 2017-2097 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		7.00%	7.00%
Notes And Debentures Maturing 2017-2097 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		9.50%	9.50%
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	$ 680	$ 4
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	[1]	$ (20)	$ 48

[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.